Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting
Schedule of segment information

	Six Months Ended June 30, 2026
	Oncology/Immunology
		Marketed		Other
	R&D	Products	Subtotal	Ventures	Unallocated	Total

	(in US$’000)
Revenue from external customers	40,887	121,434	162,321	115,966	—	278,287
Cost of revenue	—	(40,350)	(40,350)	(111,808)	—	(152,158)
Research and development expenses	(78,783)	—	(78,783)	—	—	(78,783)
Selling expenses	—	(12,709)	(12,709)	(1,973)	—	(14,682)
Administrative expenses	(16,910)	(2,186)	(19,096)	(2,327)	(10,372)	(31,795)
Interest income	309	—	309	32	26,201	26,542
Interest expense	(1,049)	—	(1,049)	(210)	(166)	(1,425)
Equity in earnings of equity investees, net of tax	11	—	11	3,787	—	3,798
Income tax expense	(337)	(465)	(802)	(27)	(380)	(1,209)
Other segment items	(1,531)	(9,453)	(10,984)	396	(2,059)	(12,647)
Net (loss)/income attributable to the Company	(57,403)	56,271	(1,132)	3,836	13,224	15,928
Depreciation/amortization	(4,849)	(2,149)	(6,998)	(53)	(21)	(7,072)
Impairment (note)	—	(8,941)	(8,941)	—	—	(8,941)
Additions to non-current assets (other than financial instruments and deferred tax assets)	6,774	6	6,780	242	3	7,025

Note: On March 9, 2026, Ipsen S.A. announced the voluntary withdrawal of tazemetostat globally and the Group discontinued all tazemetostat commercial and development activities. Accordingly, the Group has fully impaired the related intangible asset and was included in Other income, net in the condensed consolidated statements of operations.

	Six Months Ended June 30, 2025
	Oncology/Immunology
		Marketed		Other
	R&D	Products	Subtotal	Ventures	Unallocated	Total

	(in US$’000)
Revenue from external customers	44,408	99,039	143,447	134,230	—	277,677
Cost of revenue	—	(38,223)	(38,223)	(129,354)	—	(167,577)
Research and development expenses	(71,990)	—	(71,990)	—	—	(71,990)
Selling expenses	—	(11,828)	(11,828)	(2,045)	—	(13,873)
Administrative expenses	(14,599)	(1,564)	(16,163)	(2,222)	(9,366)	(27,751)
Gain on divestment of an equity investee	—	—	—	—	477,456	477,456
Interest income	509	—	509	57	19,023	19,589
Interest expense	(1,033)	—	(1,033)	(257)	(175)	(1,465)
Equity in earnings of an equity investee, net of tax	—	—	—	23,125	—	23,125
Income tax expense	(394)	(67)	(461)	(481)	(62,220)	(63,162)
Other segment items	(2,612)	(74)	(2,686)	928	4,683	2,925
Net (loss)/income attributable to the Company	(45,711)	47,283	1,572	23,981	429,401	454,954
Depreciation/amortization	(5,602)	(422)	(6,024)	(51)	(43)	(6,118)
Additions to non-current assets (other than financial instruments and deferred tax assets)	5,649	10,000	15,649	150	—	15,799

	June 30, 2026
	Oncology/Immunology
		Marketed		Other
	R&D	Products	Subtotal	Ventures	Unallocated	Total

	(in US$’000)
Total assets	182,720	87,454	270,174	148,795	1,317,458	1,736,427
Property, plant and equipment	93,382	—	93,382	367	39	93,788
Right-of-use assets	6,159	—	6,159	726	445	7,330
Leasehold land	11,313	—	11,313	—	—	11,313
Goodwill	—	—	—	3,234	—	3,234
Investment in equity investees	4,446	—	4,446	6,574	—	11,020

	December 31, 2025
	Oncology/Immunology
		Marketed		Other
	R&D	Products	Subtotal	Ventures	Unallocated	Total

	(in US$’000)
Total assets	175,378	91,353	266,731	117,359	1,369,007	1,753,097
Property, plant and equipment	94,194	—	94,194	370	59	94,623
Right-of-use assets	1,451	—	1,451	918	658	3,027
Leasehold land	10,954	—	10,954	—	—	10,954
Intangible asset	—	8,941	8,941	—	—	8,941
Goodwill	—	—	—	3,112	—	3,112
Investment in equity investees	5,725	—	5,725	5,140	—	10,865

Schedule of geographic information

	Six Months Ended June 30,
	2026	2025

	(in US$’000)
Revenue from external customers:
PRC	214,465	205,120
US and Others	63,822	72,557
	278,287	277,677

	June 30, 2026			December 31, 2025
	PRC	US and Others	Total	PRC	US and Others	Total

	(in US$’000)
Total assets	1,685,889	50,538	1,736,427	1,705,638	47,459	1,753,097
Property, plant and equipment	93,470	318	93,788	94,183	440	94,623
Right-of-use assets	6,880	450	7,330	2,489	538	3,027
Leasehold land	11,313	—	11,313	10,954	—	10,954
Intangible asset	—	—	—	8,941	—	8,941
Goodwill	3,234	—	3,234	3,112	—	3,112
Investment in equity investees	6,574	4,446	11,020	5,140	5,725	10,865

Schedule of customers which accounted for over 10% of the Group's revenue

	Six Months Ended June 30,
	2026	2025

	(in US$’000)
Customer A	64,356	32,513
Customer B	63,822	72,557